Fair Value of Financial Instruments (Details) (USD $)	Dec. 31, 2013	Mar. 31, 2013
Capitalized software development	$ 120,181	$ 155,137
Convertible notes payable		175,000
Fair Value, Inputs, Level 1 [Member]
Capitalized software development
Notes payable - related party
Notes payable
Convertible notes payable
Total
Fair Value, Inputs, Level 2 [Member]
Capitalized software development
Notes payable - related party	(360,316)	(316,540)
Notes payable	(768,955)	(76,412)
Convertible notes payable		(325,000)
Total	(1,129,271)	(717,952)
Fair Value, Inputs, Level 3 [Member]
Capitalized software development	120,181	155,137
Notes payable - related party
Notes payable
Convertible notes payable
Total	120,181	155,137
Fair Value Total [Member]
Capitalized software development	120,181	155,137
Notes payable - related party	(360,316)	(316,540)
Notes payable	(768,955)	(76,412)
Convertible notes payable		(325,000)
Total	$ (1,009,090)	$ (562,815)